GENERAL AND ADMINISTRATIVE	6 Months Ended
Jun. 30, 2014
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

15.   GENERAL AND ADMINISTRATIVE

  As a result of a kitchen fire at the Meadowbank mine in March 2011, the Company recognized a loss on disposal of the kitchen of $6.9 million, incurred related costs of $7.4 million, and recognized an insurance receivable for $11.2 million. The difference of $3.1 million was recognized in the general and administrative line item of the interim unaudited consolidated statements of income and comprehensive income in the first quarter of 2011.

  During the subsequent period ended December 31, 2013, the Company received $9.8 million of insurance proceeds and had a remaining insurance receivable of $0.7 million recorded in the other current assets line item of the consolidated balance sheets as at December 31, 2013. During the first quarter of 2014, the Company received $0.7 million of insurance proceeds and had a remaining insurance receivable of nil as at June 30, 2014.